Note 9 - Equity Plans and Related Equity Activities - Schedule of Valuation Assumptions of Stock Options (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Stock Purchase Plan [Member]
Expected volatility, minimum	83.00%
Expected volatility, maximum	93.00%
Risk-free interest rate, minimum	4.37%
Risk-free interest rate, maximum	4.60%
Expected dividend	0.00%
Minimum [Member] | Equity Stock Purchase Plan [Member]
Expected term (years) (Year)	6 months
Maximum [Member] | Equity Stock Purchase Plan [Member]
Expected term (years) (Year)	2 years
Share-Based Payment Arrangement, Option [Member]
Expected volatility, minimum	71.00%
Expected volatility, maximum	86.00%
Expected volatility		88.00%
Risk-free interest rate, minimum	0.53%	0.60%
Risk-free interest rate, maximum	4.07%	1.20%
Expected dividend	0.00%	0.00%
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Expected term (years) (Year)	5 years	5 years 7 months 13 days
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Expected term (years) (Year)	6 years 21 days	10 years